Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Income Statement
Net Investment Income.  The following table summarizes net investment income for the twelve months ended December 31, 2025, 2024 and 2023:

	Twelve Months Ended
	December 31, 2025	December 31, 2024	December 31, 2023

	($ in millions)
Fixed income securities — Available for sale	$214.2	$161.5	$115.7
Fixed income securities — Trading	65.9	88.2	98.9
Short-term investments — Available for sale	3.7	4.5	5.3
Short-term investments — Trading	0.3	0.1	0.3
Fixed term deposits (included in cash and cash equivalents)	39.1	45.3	39.9
Catastrophe bonds — Trading	—	—	0.2
Privately-held investments — Available for sale	1.9	1.2	0.1
Privately-held investments — Trading	16.7	34.9	44.7
Equity securities	0.3	—	—
Other investments, at fair value (1)	(5.8)	(6.2)	(17.8)
Total	336.3	329.5	287.3
Investment expenses	(10.0)	(11.5)	(11.6)
Net investment income	$326.3	$318.0	$275.7
_____________
(1)    Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investment funds in the period.
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2025, 2024 and 2023:

	Twelve Months Ended
	December 31, 2025	December 31, 2024	December 31, 2023

	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$23.2	$2.4	$1.6
Fixed income securities — gross realized (losses)	(67.0)	(60.6)	(41.5)
Short-term investments — gross realized gains	2.6	0.8	0.6
Short-term investments — gross realized (losses)	(1.8)	(2.0)	(0.9)
Net decrease in allowance for credit losses	0.7	1.9	4.8
Trading:
Fixed income securities — gross realized gains	1.8	1.2	1.0
Fixed income securities — gross realized (losses)	(1.4)	(10.0)	(3.5)
Fixed income securities — net unrealized gains	24.8	26.8	65.9
Short-term investments — gross realized gains	—	—	0.1
Short-term investments — gross realized (losses)	—	(0.3)	(0.3)
Privately-held investments — gross realized gains	2.1	0.8	0.8
Privately-held investments — gross realized (losses)	(2.1)	(28.8)	—
Privately-held investments — net unrealized gains/(losses)	1.9	18.6	(15.2)
Catastrophe bonds — net unrealized gains	—	—	0.1
Investments, equity method:
Net unrealized gains/(losses)	2.3	(0.1)	1.0
Gross realized (losses)	—	(0.2)	—
Equity securities - unrealized gains	2.0	—	—
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	$(10.9)	$(49.5)	$14.5

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$171.0	$34.1	$126.2
Income tax (expense)	(34.1)	(4.7)	(20.6)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$136.9	$29.4	$105.6
Balance Sheet
Fixed Income Securities, Short-term Investments and Privately-held Investments — Available for Sale.  The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of available for sale investments in fixed income securities, short-term investments and privately-held investments as at December 31, 2025 and December 31, 2024:

	As at December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,206.4	$20.1	$(4.5)	$—	$1,222.0
U.S. agency	2.0	—	—	—	2.0
Municipal	90.9	1.6	(0.2)	—	92.3
Corporate	1,995.2	26.8	(24.1)	(0.3)	1,997.6
Non-U.S. government-backed corporate	66.0	0.8	(0.5)	—	66.3
Non-U.S. government	400.6	2.1	(1.1)	—	401.6
Asset-backed	499.5	2.0	(0.5)	—	501.0
Agency commercial mortgage-backed	9.8	—	(0.3)	—	9.5
Agency residential mortgage-backed	740.6	7.5	(27.0)	—	721.1
Total fixed income securities, available for sale	5,011.0	60.9	(58.2)	(0.3)	5,013.4
Short-term investments, available for sale	45.4	—	—	—	45.4
Privately-held investments, available for sale
Asset-backed securities	15.8	0.5	—	—	16.3
Global corporate securities	33.8	0.4	—	—	34.2
Total privately-held investments, available for sale	49.6	0.9	—	—	50.5
Total investments, available for sale	$5,106.0	$61.8	$(58.2)	$(0.3)	$5,109.3

	As at December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value

	($ in millions)
Fixed income securities, available for sale
U.S. government	$1,504.8	$1.5	$(25.7)	$—	$1,480.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	84.2	—	(1.9)	—	82.3
Corporate	2,045.3	8.5	(66.4)	(1.0)	1,986.4
Non-U.S. government-backed corporate	132.9	0.8	(2.4)	—	131.3
Non-U.S. government	248.2	1.0	(2.4)	—	246.8
Asset-backed	232.4	2.2	(0.1)	—	234.5
Agency commercial mortgage-backed	5.0	—	(0.6)	—	4.4
Agency residential mortgage-backed	600.8	—	(82.1)	—	518.7
Total fixed income securities, available for sale	4,861.1	14.0	(181.9)	(1.0)	4,692.2
Short-term investments, available for sale	261.9	—	—	—	261.9
Privately-held investments, available for sale
Asset-backed securities	24.0	0.2	—	—	24.2
Total investments, available for sale	$5,147.0	$14.2	$(181.9)	$(1.0)	$4,978.3
Fixed Income Securities, Short-term Investments, Catastrophe Bonds and Privately-held Investments — Trading.  The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, catastrophe bonds and privately-held investments as at December 31, 2025 and December 31, 2024:

	As at December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value

	($ in millions)
Fixed income securities, trading
U.S. government	$259.2	$5.1	$(0.4)	$263.9
Municipal	4.7	—	—	4.7
Corporate	141.4	1.8	(2.0)	141.2
High yield loans	99.6	0.6	(0.2)	100.0
Non-U.S. government	37.6	0.2	(0.2)	37.6
Asset-backed	461.8	1.4	(2.5)	460.7
Agency mortgage-backed	33.5	0.3	(1.7)	32.1
Total fixed income securities, trading	1,037.8	9.4	(7.0)	1,040.2
Privately-held investments, trading
Commercial mortgage loans	25.3	0.1	—	25.4
Middle market loans and other private debt	32.0	0.1	(3.2)	28.9
Asset-backed securities	63.8	3.9	(0.2)	67.5
Total privately-held investments, trading	121.1	4.1	(3.4)	121.8
Total investments, trading	$1,158.9	$13.5	$(10.4)	$1,162.0

	As at December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value

	($ in millions)
Fixed income securities, trading
U.S. government	$262.9	$0.6	$(2.2)	$261.3
Municipal	1.6	—	—	1.6
Corporate	155.5	0.5	(4.9)	151.1
High yield loans	101.7	0.9	(0.2)	102.4
Non-U.S. government-backed corporate	2.8	—	—	2.8
Non-U.S. government	24.4	0.1	(0.1)	24.4
Asset-backed	624.6	4.1	(3.5)	625.2
Agency mortgage-backed	34.2	—	(3.1)	31.1
Total fixed income securities, trading	1,207.7	6.2	(14.0)	1,199.9
Short-term investments, trading	1.0	—	—	1.0
Catastrophe bonds, trading	1.0	—	—	1.0
Privately-held investments, trading
Commercial mortgage loans	80.9	0.5	(1.7)	79.7
Middle market loans and other private debt	61.6	0.1	(0.7)	61.0
Asset-backed securities	126.7	0.9	—	127.6
Global corporate securities	18.8	—	(0.3)	18.5
Total privately-held investments, trading	288.0	1.5	(2.7)	286.8
Total investments, trading	$1,497.7	$7.7	$(16.7)	$1,488.7
Catastrophe Bonds. The Company has no catastrophe bonds as at December 31, 2025 (December 31, 2024 — $1.0 million). The bonds were either zero-coupon notes or received quarterly interest payments based on variable interest rates. The catastrophe bonds matured during the year ended December 31, 2025.
Privately-held Investments. The Company has invested in privately-held investments, which primarily include asset-backed securities of $83.8 million, commercial mortgage loans of $25.4 million, middle market loans and other private debt of $28.9 million and global corporate securities of $34.2 million as at December 31, 2025 (December 31, 2024 — asset-backed securities of $151.8 million; commercial mortgage loans of $79.7 million; middle market loans and other private debt of $61.0 million, global corporate securities of $18.5 million).
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt.
Middle Market Loans and Other Private Debt. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in the U.S., Europe and the Caribbean. The other private debt consists of debt securities issued to private investment funds. The middle market loan and other private debt portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt.
Asset-backed Securities. Asset-backed securities represent interests in underlying pools of diversified referenced assets that are collateralized and backed by future cash flows and these securities are performing.
Global Corporate Securities. The privately-held global corporate securities portfolio consists of debt securities issued by U.S. and foreign corporations.
Investments, Equity Method. The Company has investments in partially owned insurance and related companies which are accounted for under the equity method. Adjustments to the carrying value of these investments are made based on the Company’s share of capital, including the Company’s share of income and expenses.
The table below shows the Company’s equity method investments for the twelve months ended December 31, 2025 and 2024:

Carrying Value

($ in millions)
Opening undistributed value of investment as at January 1, 2025	$7.3
Unrealized gain for the twelve months to December 31, 2025	2.3
Closing value of investment as at December 31, 2025	$9.6

Opening undistributed value of investment as at January 1, 2024	$7.6
Unrealized (loss)/gain for the twelve months to December 31, 2024	(0.1)
Realized (loss) for the twelve months to December 31, 2024	(0.2)
Closing value of investments at December 31, 2024	$7.3
Other Investments. On December 20, 2017, the Company committed, and during 2018 invested, $100.0 million as a limited partner to a real estate fund. As at December 31, 2025, the fair value of the fund is $88.3 million (December 31, 2024 — $111.7 million).
During 2020, the Company committed $10.5 million as a limited partner to a related party managed lending fund. The partnership was established to provide direct lending to large corporate borrowers. On April 1, 2021, the Company committed an additional $2.8 million to the fund. As at December 31, 2025, the fair value of the fund is $20.7 million (December 31, 2024 — $19.3 million) and the commitment has been fully funded (December 31, 2024 — unfunded commitment of $0.2 million).
On April 1, 2021, the Company established pledge accounts with its custodian bank for the ability to obtain liquidity and funding services provided by a U.S. co-operative bank, which provides liquidity and funding to its insurance member institutions. As at December 31, 2025, the fair value of the Company’s member shares in the bank is $2.2 million (December 31, 2024 — $2.0 million).
On September 30, 2021, the Company committed $20.0 million as a limited partner to a third-party managed real estate fund. The Partnership was established to make equity and equity related investments in multifamily and other commercial real estate properties located in the United States and its territories, with the goal of generating superior risk-adjusted returns. The partnership seeks to acquire commercial real estate assets including real estate assets (or interests therein) that may have management or operational problems and require improvements or lack sufficient capital, including mortgage loans and development or redevelopment properties. On April 1, 2022, the Company committed an additional $10.0 million to the fund. As at December 31, 2025, the fair value of the fund is $31.1 million (December 31, 2024 — $36.2 million) and the unfunded commitment is $0.9 million (December 31, 2024 — $0.9 million).
On April 1, 2022, the Company committed $30.0 million as a limited partner to a related party managed real estate fund. The partnership was established to pursue investment opportunities to acquire, recapitalize, restructure and reposition real estate assets, portfolios and companies primarily in the United States. As at December 31, 2025, the fair value of the fund is $15.0 million (December 31, 2024 — $19.3 million) and the unfunded commitment is $3.7 million (December 31, 2024 — $3.7 million).
On May 5, 2022, the Company committed $15.0 million as a limited partner to a third-party managed infrastructure fund. The partnership was established to make value added infrastructure investments in environmental services, transportation, communications and digital, energy/energy transition and other infrastructure sectors primarily in North America. As at December 31, 2025, the fair value of the fund is $15.5 million (December 31, 2024 — $12.9 million) and the unfunded commitment is $1.7 million (December 31, 2024 — $2.3 million).
On August 31, 2023, the Company committed £7.0 million as a limited partner to a third-party managed debt fund. The fund focuses on three core sectors: health and social care, affordable housing, and social infrastructure. The fund invests across the U.K., focusing on areas of poverty and deprivation. Borrowers are established, socially impactful organizations, with a history of profitable revenue generation. As at December 31, 2025, the fair value of the fund is $1.6 million (December 31, 2024 — $0.1 million) and the unfunded commitment is £5.7 million (December 31, 2024 — £6.8 million).
On September 30, 2023, the Company committed $55.0 million as a limited partner to a third-party managed energy fund. The fund invests in energy transition and climate solutions, accelerating growth and business transformation through flexible capital, enabling leading energy companies to build enterprises at scale that can deliver clean, reliable and affordable energy to help meet global needs. As at December 31, 2025 the fair value of the fund is $32.5 million and the unfunded commitment is $27.2 million. As at, December 31, 2024, the Company had not funded the investment and the unfunded commitment was $55.0 million.
On August 1, 2024, the Company committed and invested $25.0 million as a limited partner to a third-party managed liquidity fund. The fund seeks to maximize total return, by investing in a portfolio of investment grade debt securities, both fixed and floating rate. As at December 31, 2025, the fair value of the fund is $27.0 million (December 31, 2024 — $25.7 million) and the unfunded commitment is $Nil (December 31, 2024 — $Nil).
On October 31, 2024, the Company converted one of its commercial mortgage loan investments to an equity interest in a joint venture. As at December 31, 2025, the current carrying value of the investment is $43.2 million (December 31, 2024 — $40.0 million). This investment has no unfunded commitments. Another similar conversion occurred during July 2025, on a term loan investment which resulted in the Company acquiring an equity interest therein. As at December 31, 2025, the carrying value of the investment is $2.5 million.
As at December 31, 2025, the aggregate fair value of the investment funds described above is $279.6 million (December 31, 2024 — $267.2 million).
For further information on the investment funds, refer to Note 21(a) in these consolidated financial statements, “Commitments and Contingencies.”
Equity Securities. As at December 31, 2025, the Company held investments in exchange-traded funds with a fair value of $8.1 million (December 31, 2024 — $Nil).
Fixed Income Securities, Short-term Investments and Privately-held Investments — Available for Sale.  The scheduled maturity distribution of the Company’s available for sale securities as at December 31, 2025 and December 31, 2024 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2025
	Amortized Cost or Cost	Fair Market Value

	($ in millions)
Due one year or less	$257.6	$257.5
Due after one year through five years	2,095.2	2,103.8
Due after five years through ten years	1,390.4	1,402.9
Due after ten years	97.1	97.2
	3,840.3	3,861.4
Agency commercial mortgage-backed	9.8	9.5
Agency residential mortgage-backed	740.6	721.1
Asset-backed securities	515.3	517.3
Total investments, available for sale	$5,106.0	$5,109.3

	At December 31, 2024
	Amortized Cost or Cost	Fair Market Value

	($ in millions)
Due one year or less	$834.1	$831.2
Due after one year through five years	2,386.5	2,353.2
Due after five years through ten years	1,060.7	1,008.7
Due after ten years	3.5	3.4
	4,284.8	4,196.5
Agency commercial mortgage-backed	5.0	4.4
Agency residential mortgage-backed	600.8	518.7
Asset-backed securities	256.4	258.7
Total investments, available for sale	$5,147.0	$4,978.3
Guaranteed Investments. As at December 31, 2025 and December 31, 2024, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross Unrealized Losses, Available for Sale. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2025 and December 31, 2024:

	December 31, 2025
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities

	($ in millions, except number of securities)
Fixed income securities, available for sale
U.S. government	$152.2	$(1.2)	$123.1	$(3.3)	$275.3	$(4.5)	43
Municipal	5.5	—	14.1	(0.2)	19.6	(0.2)	14
Corporate	253.1	(1.2)	387.7	(22.9)	640.8	(24.1)	302
Non-U.S. government-backed corporate	7.7	(0.1)	23.7	(0.4)	31.4	(0.5)	5
Non-U.S. government	89.2	(0.6)	17.4	(0.5)	106.6	(1.1)	40
Asset-backed	167.5	(0.5)	—	—	167.5	(0.5)	60
Agency commercial mortgage-backed	—	—	4.7	(0.3)	4.7	(0.3)	1
Agency residential mortgage-backed	71.4	(0.1)	177.5	(26.9)	248.9	(27.0)	141
Total fixed income securities, available for sale	$746.6	$(3.7)	$748.2	$(54.5)	$1,494.8	$(58.2)	606

	December 31, 2024
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities

	($ in millions, except number of securities)
Fixed income securities, available for sale
U.S. government	$718.1	$(11.6)	$397.8	$(14.1)	$1,115.9	$(25.7)	137
U.S. agency	—	—	7.2	(0.3)	7.2	(0.3)	1
Municipal	33.6	(0.7)	45.4	(1.2)	79.0	(1.9)	47
Corporate	570.3	(6.8)	663.9	(59.6)	1,234.2	(66.4)	692
Non-U.S. government-backed corporate	5.8	—	91.1	(2.4)	96.9	(2.4)	12
Non-U.S. government	118.8	(0.9)	43.7	(1.5)	162.5	(2.4)	41
Asset-backed	17.2	(0.1)	—	—	17.2	(0.1)	14
Agency commercial mortgage-backed	—	—	4.5	(0.6)	4.5	(0.6)	1
Agency residential mortgage-backed	161.2	(2.2)	351.3	(79.9)	512.5	(82.1)	225
Total fixed income securities, available for sale	$1,625.0	$(22.3)	$1,604.9	$(159.6)	$3,229.9	$(181.9)	1,170
At December 31, 2025, 606 available for sale securities were in an unrealized loss position of $58.2 million, of which $0.4 million was related to securities below investment grade or not rated. At December 31, 2024, 1,170 available for sale securities were in an unrealized loss position of $181.9 million, of which $0.3 million was related to securities below investment grade or not rated.
The unrealized losses of $58.2 million at December 31, 2025 were due to non-credit factors and are expected to be recovered as the related securities approach maturity. The Company does not intend to sell the securities in an unrealized loss position and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.